Collins Long/Short Credit Fund
Collins Long/Short Credit Fund
Supplement dated January 29, 2016

to the

Prospectus dated January 29, 2015, as supplemented September 8, 2015 and Statement of Additional Information (“SAI”) dated January 29, 2015 for Collins Long/Short Credit Fund (the “Fund”),

a series of Trust for Professional Managers

On January 28, 2016, the Board of Trustees of Trust for Professional Managers (the “Board”) approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Fund, and Collins Capital Investments, LLC (the “Adviser”), as investment adviser of the Fund, pursuant to which the Adviser has agreed to reduce the Fund’s management fee from 1.75% to 1.35%, effective February 1, 2016.  The Board also approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Fund, and the Adviser, pursuant to which the Adviser has agreed to reduce the Fund’s operating expense limit from 1.95% to 1.45% for Institutional Class shares, and from 2.20% to 1.70% for Class A shares, effective February 1, 2016.

The following disclosures in the Prospectus are hereby revised to reflect the management fee and operating expense limit reductions:

Prospectus

Page 1 – “Summary Section – Fees and Expenses of the Fund”

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Collins Long/Short Credit Fund	Collins Long/Short Credit Fund - Institutional Class Shares	Collins Long/Short Credit Fund - Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Collins Long/Short Credit Fund		Collins Long/Short Credit Fund - Institutional Class Shares	Collins Long/Short Credit Fund - Class A Shares
Management Fees		1.35%	1.35%
Distribution (12b-1) Fees		none	0.25%
Shareholder Servicing Plan Fees		0.10%	0.15%
Dividends and Interest Expense on Short Positions	[1]	0.28%	0.28%
Remainder of Other Expenses	[1]	0.58%	0.58%
Total Annual Fund Operating Expenses	[2]	2.31%	2.61%
Less: Fee Waiver and/or Expense Reimbursement		(0.58%)	(0.63%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.73%	1.98%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year. Dividends and Interest Expense on Short Positions will vary substantially depending on the level of short positions in the portfolio at any given time and can be offset by market value gains after the dividends are announced.
[2]	Pursuant to an operating expense limitation agreement between Collins Capital Investments, LLC (the "Adviser"), the Fund's investment adviser, and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund) and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses (collectively "Excluded Expenses")) do not exceed 1.45% and 1.70% of the Fund's average annual net assets for Institutional Class shares and Class A shares, respectively, through at least February 27, 2018. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 1.45% and 1.70% for Institutional Class shares and Class A shares, respectively. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through February 27, 2018.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Collins Long/Short Credit Fund - USD ($)	One Year	Three Years
Collins Long/Short Credit Fund - Institutional Class Shares	206	665
Collins Long/Short Credit Fund - Class A Shares	700	1,170

Please retain this supplement with your Prospectus and SAI